CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Capital commitments [abstract]
Schedule of detailed information about liquidity [Table Text Block]
	For the Year Ended
	December 31, 2021	December 31, 2020
Cash	29,082	21,226
Restricted Cash	47	47
Other Receivables	23	221
Short term investments	8,811	-
Total Capital	37,963	21,494
Loans and Borrowings	-	-